Property and equipment, net (Details)			12 Months Ended			108 Months Ended
	Sep. 15, 2021 payment	Jun. 15, 2020 USD ($) payment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2021 USD ($)	Oct. 23, 2012
Property and equipment, net
Total			$ 79,885,501	$ 74,322,407
Accumulated depreciation			(37,125,590)	(31,318,028)
Property and equipment, net			42,759,911	43,004,379
Depreciation expense			4,696,140	5,904,454	$ 4,908,299
Accumulated depreciation expense			37,125,590	31,318,028	28,063,724
Amortization of ROU assets			3,494,618	2,465,268
Lessee, Finance Lease, Term of Contract		3 years
Number of quarterly lease payments | payment		12
Quarterly lease payments, amount		$ 1,105,274
Corporate aircraft [Member]
Property and equipment, net
Amortization of ROU assets			2,486,630	2,336,187	2,582,340
Accumulated amortization expense related to the corporate aircraft capital lease			16,579,927	14,601,171	$ 13,238,949
Finance lease right-of-use asset -Corporate aircraft
Property and equipment, net
Total			39,438,499	36,887,168
Vehicles [Member]
Property and equipment, net
Total			5,825,039	5,069,515
Furniture and Fixtures [Member]
Property and equipment, net
Total			10,895,581	10,523,537
Office buildings [Member]
Property and equipment, net
Total			23,726,382	$ 21,842,187
Assets Held under Capital Leases [Member]
Property and equipment, net
Lessee, Finance Lease, Term of Contract							8 years
Number of quarterly lease payments | payment	32
Quarterly lease payments, amount						$ 1,426,000
Deposit used as full and final payment			$ 6,700,000